Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Non-controlling Interests
Schedule of redeemable noncontrolling interests

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Balance at beginning of year	—	7,731
Addition	6,706	—
Accretions on the redeemable non‑controlling interests to the redemption value	1,025	1,808
Repurchase	—	(4,803)
Disposal	—	(4,736)
Balance at end of year	7,731	—